OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:    811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 139.6%
			Aerospace & Defense: 3.3%
	1,945,125		Data Device Corp. (DDC), 1st Lien Term Loan, 7.500%, 06/15/18	$1,932,968	0.2
	9,875,000		Delta Airlines, Inc., New Term Loan, 5.500%, 04/20/17	9,946,594	1.1
	8,000,000	(1)	Delta Airlines, Inc., Term Loan B-1, 10/15/18	8,010,000	0.9
	4,967,475		DigitalGlobe Inc., Term Loan B, 5.750%, 10/07/18	4,996,450	0.6
	710,526		Forgings International Ltd., GBP 95mm Term Loan B2, 12/18/15	708,750	0.1
	710,526		Forgings International Ltd., GBP 95mm Term Loan C2, 12/20/16	708,750	0.1
	2,874,413	(1)	US Airways Group, Inc., Term Loan, 03/21/14	2,824,709	0.3
				29,128,221	3.3
			Automotive: 5.3%
	11,854,950		Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	12,145,693	1.4
	2,775,000		FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	2,779,626	0.3
	2,051,519		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	2,046,390	0.2
	3,742,140		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,517,611	0.4
	3,200,000	(1)	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,228,666	0.4
	4,500,000	(1)	Hertz Corporation (The), Term Loan Facility, 3.750%, 03/09/18	4,511,250	0.5
	7,892,067		KAR Auction Services, Inc., Term Loan B, 5.000%, 05/19/17	7,951,257	0.9
	2,659,500		Metaldyne, LLC, Term Loan B, 5.250%, 05/18/17	2,672,797	0.3
	3,246,531	(1)	Remy International, Inc., Term Loan B, 6.250%, 12/16/16	3,274,939	0.4
	1,279,701		Schrader International, Lux Term Loan, 6.250%, 04/30/18	1,297,297	0.1
	984,404		Schrader International, US Term Loan, 6.250%, 04/30/18	997,940	0.1
	2,307,658	(1)	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	2,330,734	0.3
				46,754,200	5.3
			Beverage & Tobacco: 0.2%
EUR	865,916		Selecta, Term Loan B4, 2.441%, 06/28/15	754,213	0.1
SEK	657,050		Selecta, Term Loan B5, 4.433%, 02/07/15	562,873	0.1
				1,317,086	0.2
			Brokers, Dealers & Investment Houses: 1.2%
	4,975,000		Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, 05/13/17	5,003,606	0.6
	1,000,000		Nuveen Investments, Inc., Term Loan B New Extended, 5.841%, 05/13/17	1,003,750	0.1
	2,636,835		Nuveen Investments, Inc., Term Loan Extended 2017, 5.840%, 05/12/17	2,646,724	0.3
	2,000,000		Nuveen Investments, Inc., Term Loan, 5.841%, 05/13/17	2,008,750	0.2
				10,662,830	1.2
			Building & Development: 3.2%
EUR	2,255,153		Ahlsell AB, Term Loan B, 5.721%, 03/31/19	2,263,046	0.3
	10,938,963		Capital Automotive L.P., Term Loan, 5.250%, 03/11/17	11,041,516	1.3
	752,797		Custom Building Products, Inc., Term Loan, 5.750%, 03/19/15	753,738	0.1
	4,477,500		NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	4,487,574	0.5
	1,250,000		NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, 10/23/14	1,243,750	0.1
	2,786,000	(1)	Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	2,791,224	0.3
	5,600,000	(1)	Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	5,641,126	0.6
				28,221,974	3.2
			Business Equipment & Services: 14.5%
	5,412,500	(1)	4L Holdings Inc., Term Loan, 6.751%, 05/06/18	5,385,437	0.6
	7,267,794	(1)	Acosta, Inc., Term Loan D, 5.000%, 03/02/18	7,313,218	0.8

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	4,927,312		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, 12/18/17	$4,945,789	0.6
	2,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, 06/18/18	2,384,216	0.3
	2,000,000		AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	2,026,250	0.2
	4,987,500		AlixPartners LLP, Term Loan B-2, 6.500%, 06/15/19	5,051,879	0.6
	9,936,939		Avaya Inc., Term Loan B-3, 4.812%, 10/26/17	8,692,337	1.0
	3,808,151		Catalent Pharma Solutions, Inc., Incremental USD Term Loan B-2, 5.250%, 09/15/17	3,855,753	0.4
	8,240,199		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, 04/28/17	8,168,097	0.9
	2,468,940		CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, 10.500%, 04/29/18	2,271,424	0.3
	4,675,000		First American Payment Systems, 1st Lien Term Loan, 5.750%, 09/30/18	4,686,687	0.5
	750,000		First American Payment Systems, 2nd Lien, 10.750%, 03/30/19	746,250	0.1
	10,000,000		First Data Corporation, Extended 2018 Dollar Term Loan, 4.208%, 03/23/18	9,542,860	1.1
	4,800,000	(1)	GCA Services, Term Loan B, 5.250%, 10/31/19	4,798,502	0.5
	8,831,536		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, 12/17/18	8,830,158	1.0
	4,962,500		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	5,021,430	0.6
	4,950,104		Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	4,971,761	0.6
	8,108,417		Quintiles Transnational Corp., Term Loan B, 5.000%, 06/08/18	8,155,000	0.9
	2,375,000	(1)	SGS International, Term Loan, 10/15/19	2,377,969	0.3
	1,900,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, 10/15/17	1,914,250	0.2
	5,286,532		Trans Union LLC, Term Loan, 5.500%, 02/15/19	5,348,649	0.6
	483,822	(1)	U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, 07/28/17	488,055	0.1
	1,471,038	(1)	U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	1,483,910	0.2
	4,310,266		Web.com Group, Inc., 1st Lien Term Loan, 5.500%, 10/27/17	4,294,103	0.5
	13,965,000		West Corp, Term B-6 Facility, 5.750%, 06/30/18	14,164,294	1.6
				126,918,278	14.5
			Cable & Satellite Television: 3.7%
	3,436,182	(1)	Atlantic Broadband, Term Loan B, 12/31/19	3,480,567	0.4
	2,922,400	(1)	Intelsat Jackson Holdings S.A., Term Loan B, 4.500%, 04/02/18	2,940,665	0.3
EUR	1,114,005	(1)	Numericable (YPSO France SAS), Term Loan B1 (Acq) - Extended, 4.857%, 06/16/16	1,063,643	0.1
EUR	3,970,537	(1)	Numericable (YPSO France SAS), Term Loan B1 (Recap) - Extended, 4.857%, 06/16/16	3,791,036	0.4
EUR	2,064,360	(1)	Numericable (YPSO France SAS), Term Loan B2 (Acq) - Extended, 4.857%, 06/16/16	1,971,034	0.2
	4,211,128		San Juan Cable LLC, 1st Lien, 6.000%, 06/09/17	4,242,711	0.5
	2,150,000		WaveDivision Holdings LLC, Term Loan B, 5.500%, 09/28/19	2,172,818	0.3
	12,418,875		Wideopenwest Finance, LLC, Term Loan, 6.250%, 07/05/18	12,575,527	1.5
				32,238,001	3.7
			Chemicals & Plastics: 6.5%
	4,982,481		Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	4,907,744	0.6
	1,810,727		AZ Chem US Inc., Term Loan B, 7.250%, 12/19/17	1,848,753	0.2
	4,665,000		Chemtura Corporation, Term Loan, 5.500%, 08/27/16	4,729,144	0.5

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
3,299,848			Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 11/15/14	$3,302,597	0.4
2,274,046			Houghton International, Inc., Term Loan B1, 6.750%, 01/29/16	2,285,416	0.3
11,957,419			Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 04/27/18	12,133,575	1.4
1,116,000			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 05/03/13	1,076,940	0.1
1,122,388			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.125%, 05/05/15	1,112,567	0.1
947,500			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C5B, 4.125%, 05/05/15	928,550	0.1
981,865			Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.125%, 05/05/15	968,365	0.1
1,274,000			Omnova Solutions Inc, Term Loan B, 5.500%, 05/31/17	1,289,925	0.1
2,558,773			Styron S.A.R.L., Term Loan B, 8.000%, 08/02/17	2,458,198	0.3
17,196,847			Univar Inc., Term Loan B, 5.000%, 06/30/17	17,112,049	2.0
2,945,200			Vantage Specialties Inc., Term Loan B, 7.000%, 02/10/18	2,970,970	0.3
				57,124,793	6.5
			Clothing/Textiles: 0.4%
1,987,139			Targus Group, Inc., New Senior Secured Term Loan, 11.000%, 05/16/16	1,997,074	0.2
163,972			Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.293%, 07/07/17	163,870	0.0
1,581,392			Totes Isotoner Corporation, First Ln Term Loan, 7.252%, 07/07/17	1,580,404	0.2
				3,741,348	0.4
			Conglomerates: 1.9%
2,672,095			Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	2,480,276	0.3
3,525,000		(1)	Spectrum Brands, Inc., $US Term Loan, 10/31/19	3,554,585	0.4
2,824,166			Spectrum Brands, Inc., Term Loan B, 5.018%, 06/17/16	2,847,870	0.3
2,671,212			Waterpik, Term Loan, 6.750%, 08/10/17	2,671,212	0.3
5,196,045			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,260,995	0.6
				16,814,938	1.9
			Containers & Glass Products: 4.2%
1,200,000			Bway Holding Corporation, Term Loan B, 4.750%, 08/05/17	1,213,126	0.1
5,456,320			Husky Injection Molding Systems, Ltd, New Term Loan B, 5.750%, 06/30/18	5,539,529	0.6
1,978,077			Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	1,995,385	0.2
EUR	1,269,673		Reynolds Group Holdings Inc, Eur Term Loan, 5.250%, 09/26/18	1,274,434	0.2
19,490,000			Reynolds Group Holdings Inc, USD Term Loan, 4.750%, 09/26/18	19,686,245	2.3
4,089,750			TricorBraun, Term Loan, 5.500%, 04/30/18	4,120,423	0.5
2,524,982			Xerium Technologies, Inc., USD First Lien Term Loan, 6.250%, 05/22/17	2,523,404	0.3
				36,352,546	4.2
			Cosmetics/Toiletries: 0.8%
283,046			KIK Custom Products, Inc., $CAD First Lien Term Loan, 06/02/14	266,947	0.0
1,646,036			KIK Custom Products, Inc., $US First Lien Term Loan, 06/02/14	1,552,418	0.2
822,917			KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, 05/30/14	812,630	0.1
3,950,000			Revlon Consumer Products Corporation, Term Loan, 4.750%, 11/17/17	3,975,774	0.5
				6,607,769	0.8
			Drugs: 0.9%
3,456,250			Jazz Pharmaceuticals Inc., Term Loan, 5.250%, 05/30/18	3,505,214	0.4

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Drugs (continued)
4,243,439		Prestige Brands, Term Loan B, 5.271%, 01/31/19	$4,299,134	0.5
			7,804,348	0.9
		Ecological Services & Equipment: 2.0%
15,500,000		ADS Waste Holdings, Inc., Term Loan, 5.250%, 10/01/19	15,722,813	1.8
1,396,394	(1)	Valleycrest Companies, LLC, Extended Term Loan, 8.000%, 10/05/15	1,382,430	0.1
696,500		WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	702,014	0.1
			17,807,257	2.0
		Electronics/Electrical: 8.8%
8,144,375		Attachmate Corporation, 1st Lien Term Loan, 7.250%, 11/15/17	8,250,252	0.9
4,764,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, 10/04/18	4,809,087	0.5
2,736,250		Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, 10/04/18	2,762,146	0.3
3,000,000		Blackboard Inc., 2nd Lien Term Loan B, 11.500%, 10/01/19	2,925,000	0.3
7,119,975		Epicor Software Corporation, Term Loan B, 5.000%, 05/16/18	7,162,695	0.8
3,062,389		Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, 01/31/18	3,102,583	0.4
1,875,000		Hyland Software, Inc., 1st Lien Term Loan, 5.500%, 10/24/19	1,878,808	0.2
10,315,413	(1)	Kronos Incorporated, First Lien Term Loan, 5.500%, 10/26/19	10,418,568	1.2
14,713,125		Lawson Software, Inc., Term Loan B, 5.250%, 04/05/18	14,860,256	1.7
4,886,078		Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	4,916,615	0.6
1,325,358	(1)	Orbitz Worldwide, Inc., Term Loan, 07/25/14	1,270,134	0.1
1,502,083		RedPrairie Corporation, Term Loan B, 6.000%, 08/07/18	1,507,716	0.2
4,000,000		Sabre Inc., Incremental Term Loan, 7.250%, 12/27/17	4,051,668	0.5
3,978,206		Spansion LLC, Term Loan, 4.750%, 02/09/15	4,008,042	0.5
4,568,244		SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	4,616,782	0.5
472,577		SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	477,007	0.1
234,717	(1)	Travelport, Inc., Delayed Draw Term Loan extended, 4.855%, 08/21/15	223,274	0.0
			77,240,633	8.8
		Equipment Leasing: 0.4%
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	250,625	0.0
3,428,164		Brock Holdings, Inc., New Term Loan B, 6.012%, 03/16/17	3,462,445	0.4
			3,713,070	0.4
		Financial Intermediaries: 1.0%
658,196	(1)	BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, 12/19/16	640,507	0.1
1,502,282	(1)	BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, 12/19/16	1,461,909	0.2
2,535,128		MIP Delaware, LLC, Term Loan, 5.500%, 07/12/18	2,560,479	0.3
4,000,000		Residential Capital, A-1 Term Loan, 5.000%, 11/15/13	4,011,252	0.4
			8,674,147	1.0
		Food Products: 2.2%
5,500,000		Advance Pierre Foods, 1st Lien Term Loan B, 5.750%, 06/30/17	5,568,750	0.6
4,000,000		Advance Pierre Foods, 2nd Lien Term Loan, 9.500%, 09/30/17	4,092,500	0.5
4,791,571		NPC International, Term Loan B, 4.500%, 12/28/18	4,839,487	0.6
2,539,108		Pinnacle Foods Holding Corporation, Term Loan E, 4.750%, 10/01/18	2,559,738	0.3
1,695,750		Pinnacle Foods Holding Corporation, Term Loan F, 4.750%, 10/01/18	1,709,104	0.2
			18,769,579	2.2
		Food Service: 3.4%
5,277,327		Burger King Corporation, Term Loan B, 3.750%, 09/24/19	5,307,672	0.6
5,223,750		Landrys Restaurants, Term Loan B, 6.500%, 04/30/18	5,287,741	0.6
5,700,000		OSI Restaurant Partners, Inc., Term Loan, 4.750%, 10/31/19	5,760,563	0.7

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Food Service (continued)
4,250,000	(1)	P.F. Changs China Bistro, Inc., Term Loan B, 6.250%, 06/30/19	$4,297,812	0.5
8,850,000		Wendys International, Inc., Term Loan B, 4.750%, 05/15/19	8,942,447	1.0
			29,596,235	3.4
		Food/Drug Retailers: 1.0%
5,021,588		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	4,744,356	0.6
3,690,750		Supervalu, Real Estate Term Loan B, 8.000%, 08/15/18	3,731,407	0.4
			8,475,763	1.0
		Health Care: 11.0%
1,481,481	(1)	AssuraMed Holding, Inc., First Lien Term Loan B, 10/30/19	1,493,519	0.2
461,538	(1)	AssuraMed Holding, Inc., Second Lien Term Loan B, 03/30/20	463,846	0.0
5,985,000		Bausch & Lomb, Inc., US Term Loan, 5.250%, 04/30/19	6,076,379	0.7
1,670,000		BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,681,134	0.2
2,000,000	(1)	CHG Medical Staffing, Inc., 1st lien Term Loan, 11/20/19	2,002,500	0.2
675,000	(1)	CHG Medical Staffing, Inc., Second lien Term Loan, 11/20/20	677,250	0.1
4,903,033		ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	4,958,192	0.6
3,814,167		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,841,819	0.4
2,923,208		Drumm Corp., Term Loan B, 5.000%, 05/04/18	2,811,761	0.3
4,477,500		Emdeon, Inc., Term B-1, 5.000%, 11/02/18	4,533,469	0.5
5,038,488		Emergency Medical Services Corporation, Term Loan B, 5.250%, 05/25/18	5,099,897	0.6
6,264,625		Iasis Healthcare LLC, Term Loan B, 5.000%, 05/03/18	6,293,993	0.7
4,950,094		Immucor, Inc., Term B-1, 5.750%, 08/17/18	5,005,782	0.6
4,355,729		inVentiv Health Inc., Original Term Loan B, 6.500%, 08/04/16	4,228,324	0.5
2,526,775		inVentiv Health Inc., Term B-3, 6.750%, 05/15/18	2,463,606	0.3
9,925,000		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, 04/20/18	10,053,201	1.1
1,000,000		Kinetic Concepts, Inc., USD C-1, 5.500%, 05/04/18	1,009,063	0.1
1,333,548		Medassets, Inc., Term Loan B, 5.000%, 11/16/16	1,338,549	0.2
5,750,000		Par Pharmaceutical Companies, Term Loan B, 5.000%, 09/30/19	5,746,406	0.7
5,359,500		Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, 11/30/18	5,450,499	0.6
2,164,125		Press Ganey, 1st Lien, 5.250%, 04/30/18	2,183,061	0.2
2,600,000		Press Ganey, 2nd Lien, 8.250%, 08/31/18	2,593,500	0.3
3,591,000		Select Medical Corporation, Incremental Term Loan, 5.501%, 06/01/18	3,622,421	0.4
1,866,375		Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, 06/29/18	1,852,377	0.2
4,975,000		United Surgical Partners International, Inc., New Tranche B, 6.000%, 04/01/19	5,012,313	0.6
3,164,541		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, 01/29/16	3,190,253	0.4
293,187		Vantage Oncology Holdings, LLC, Delayed Draw Term Loan $25mm, 7.750%, 01/31/17	281,459	0.0
2,413,285		Vantage Oncology Holdings, LLC, Term Loan, 7.750%, 01/31/17	2,316,753	0.3
			96,281,326	11.0
		Home Furnishings: 3.2%
12,200,000		AOT Bedding Super Holdings, LLC, Term Loan B, 5.000%, 10/01/19	12,217,544	1.4
3,940,408		Hillman Group (The), Inc., First Lien Term Loan, 5.000%, 05/27/16	3,955,184	0.5
250,000	(1)	Monitronics International, Inc., Incremental Term Loan B, 03/28/18	252,187	0.0
2,079,500	(1)	Monitronics International, Inc., Term Loan B, 5.500%, 03/28/18	2,097,696	0.3
2,004,925		Protection One, Inc., Term Loan B, 5.750%, 03/31/19	2,019,126	0.2

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Home Furnishings (continued)
	7,000,000	(1)	Tempur-Pedic International, Inc., Term Loan B, 12/31/19	$7,042,658	0.8
				27,584,395	3.2
			Industrial Equipment: 3.7%
	1,302,821		Doncasters Group Limited, Facility B2, 4.709%, 05/15/15	1,258,850	0.1
	1,295,468		Doncasters Group Limited, Facility C2, 5.209%, 05/13/16	1,251,746	0.1
	1,348,124	(1)	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	1,350,652	0.2
	1,723,238		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, 05/31/16	1,726,470	0.2
	6,234,375		Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	6,395,428	0.7
	4,025,688		Rexnord Corporation / RBS Global, Inc., Term Loan, 4.500%, 04/01/18	4,065,944	0.5
	6,800,000		Schaeffler AG, Term Loan C2 USD, 6.000%, 01/31/17	6,885,000	0.8
	2,844,444	(1)	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,851,556	0.3
EUR	2,573,604		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	2,586,472	0.3
	3,960,000		Terex Corporation, Term Loan, 4.500%, 04/28/17	3,999,600	0.5
				32,371,718	3.7
			Insurance: 3.2%
	3,491,250		AmWINS Group, Inc., 1st Lien Term Loan, 5.750%, 06/01/19	3,517,435	0.4
	1,700,000		AmWINS Group, Inc., 2nd Lien Term Loan, 9.250%, 12/01/19	1,712,750	0.2
	1,044,750		Applied Systems Inc., First Lien Incremental, 5.500%, 12/08/16	1,057,809	0.1
	2,361,738		Applied Systems Inc., First Lien, 5.500%, 12/08/16	2,379,451	0.3
	1,400,000		Applied Systems Inc., Second Lien, 9.500%, 06/07/17	1,409,916	0.2
	4,991,841		CCC Information Services Group, Inc., Term Loan B, 5.750%, 11/11/15	5,029,280	0.6
	3,539,976		HMSC Corporation, 1st Lien Term Loan, 04/03/14	3,421,978	0.4
	1,994,989		Hub International Limited, Add-on Term Loan, 4.709%, 06/13/17	2,016,185	0.2
	2,047,294		Hub International Limited, Extended Incremental Term Loan B, 6.750%, 12/13/17	2,072,885	0.2
	4,946,154		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, 12/30/16	4,958,519	0.6
				27,576,208	3.2
			Leisure Good/Activities/Movies: 4.4%
	5,652,702		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	5,704,990	0.7
	5,970,000		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 6.000%, 04/30/19	6,049,102	0.7
	3,000,000	(1)	Equinox Holdings, Inc., First Lien Term Loan, 12/31/19	3,000,000	0.4
	4,592,847		FGI Operating, Add-On Term Loan, 5.502%, 04/30/19	4,621,553	0.5
	10,000,000		Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	10,058,750	1.2
	2,747,856	(1)	SRAM, LLC, First Lien Term Loan, 4.765%, 06/07/18	2,775,334	0.3
	357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, 12/07/18	362,862	0.0
	1,100,000		Warner Music Group, 1st Lien Term Loan, 5.250%, 11/01/18	1,111,459	0.1
	2,795,000		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,826,444	0.3
	1,994,908		Zuffa, LLC, Incremental Term Loan 2012, 7.500%, 06/19/15	2,010,701	0.2
				38,521,195	4.4
			Lodging & Casinos: 6.5%
	5,101,250		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	5,155,905	0.6
	2,415,817		Caesars Entertainment Operating Company, Inc., Term Loan B1, 01/28/15	2,348,039	0.3
	10,910,046		Caesars Entertainment Operating Company, Inc., Term Loan B2, 01/28/15	10,601,837	1.2

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Lodging & Casinos (continued)
	3,719,540		Caesars Entertainment Operating Company, Inc., Term Loan B3, 3.208%, 01/28/15	$3,615,184	0.4
	6,464,438		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	6,608,272	0.8
	225,000		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.458%, 01/28/18	201,531	0.0
	1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,281,375	0.2
	5,209,000	(1)	Cannery Casino Resorts, LLC, 1st Lien Term Loan, 6.000%, 10/01/18	5,199,233	0.6
	535,170	^, (2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	96,331	0.0
	1,070,339	^, (2)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	192,661	0.0
	1,301,803		Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	1,309,126	0.2
	2,142,712		Golden Nugget, Inc., 1st Lien Term Loan, 06/30/14	2,064,145	0.2
	1,219,664		Golden Nugget, Inc., Delayed Draw Term Loan, 06/30/14	1,174,943	0.1
	2,112,375		Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, 11/01/13	2,137,882	0.2
	6,600,000		NP Opco LLC, Term Loan B, 5.500%, 09/27/19	6,644,002	0.8
	3,000,000	(1)	Peppermill Casinos, Inc., Term Loan B, 10/31/19	2,925,000	0.3
EUR	1,624,750		Scandic Hotels AB, Term Loan B2 (EUR), 2.290%, 07/09/15	1,512,371	0.2
EUR	1,624,750		Scandic Hotels AB, Term Loan C2 (EUR), 2.847%, 07/08/16	1,512,371	0.2
	1,994,065		Station Casinos LLC, Term Loan B-1, 3.209%, 06/17/16	1,941,720	0.2
				56,521,928	6.5
			Nonferrous Metals/Minerals: 1.0%
	2,992,500		Constellium Holdco BV, Term Loan B, 9.250%, 04/30/18	3,007,463	0.3
	5,836,065		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	5,837,109	0.7
				8,844,572	1.0
			Oil & Gas: 2.2%
	1,437,750		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,460,514	0.1
	8,070,054	(1)	FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	6,926,793	0.8
	4,200,000	(1)	Plains Exploration & Production Company, Term Loan B, 11/30/19	4,229,530	0.5
	1,700,000		Samson Investment Company, 2nd Lien Term Loan, 6.000%, 09/28/18	1,714,268	0.2
	4,962,500		Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, 11/14/14	4,960,431	0.6
				19,291,536	2.2
			Publishing: 4.0%
	726,108		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	522,798	0.1
	8,928,076		Cengage Learning, Inc., Extended Term Loan B, 5.710%, 07/31/17	6,653,015	0.8
	2,992,126		Cengage Learning, Inc., Term Loan B, 07/03/14	2,283,740	0.3
	5,259,370		Cenveo Corporation, Term Loan B, 6.625%, 12/21/16	5,311,963	0.6
	1,598,838		Dex Media East, LLC, Term Loan, 2.825%, 10/24/14	1,036,389	0.1
	4,783,510		Dex Media West, LLC, Term Loan due 10/24/2014, 7.000%, 10/24/14	3,220,326	0.4
	964,945		Intermedia Outdoor, Inc., 1st lien Term Loan, 01/31/13	878,100	0.1
	1,771,936		Nelson Canada, 1ST LIEN-C$330 mm, 07/03/14	1,390,970	0.1
	3,102,157		Penton Media, Inc, Term Loan B, 5.000%, 08/01/14	2,572,206	0.3
	7,180,097		R.H. Donnelley Corporation, Term Loan, 9.000%, 10/24/14	4,554,235	0.5
	10,138,575		SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	6,596,410	0.7
	1,515,303	(3)	Yell Group PLC, New Term Loan B (USD), 07/31/14	310,637	0.0
				35,330,789	4.0
			Radio & Television: 6.0%
	268,956		AR Broadcasting LLC, Term Loan, 5.250%, 02/20/22	240,715	0.0
	2,792,526		Barrington Broadcasting Group, Term Loan B, 7.500%, 06/30/17	2,816,961	0.3

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Radio & Television (continued)
	10,921,330	(1)	Clear Channel Communications, Inc., Term Loan B, 3.859%, 01/28/16	$8,880,406	1.0
	1,425,185	(1)	Clear Channel Communications, Inc., Term Loan A, 3.609%, 06/02/14	1,394,900	0.2
	5,950,189		Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, 09/17/18	5,982,046	0.7
	1,343,667		Entercom Communications Corporation, Term Loan B, 6.262%, 11/22/18	1,349,713	0.2
	3,276,583		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	3,325,732	0.4
	2,800,000		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	2,817,500	0.3
	992,500		LIN Television Corporation, Term Loan B, 5.000%, 01/01/18	997,463	0.1
	571,838		Nexstar Broadcasting, Inc., Term Loan B-Mission, 5.000%, 09/30/16	573,267	0.1
	24,431,633		Univision Communications, Inc., Extended Term Loan, 4.459%, 03/31/17	23,890,795	2.7
				52,269,498	6.0
			Retailers (Except Food & Drug): 15.7%
	4,975,000		99 Cents Only Stores, Term Loan Facility (2012 refi), 5.250%, 01/15/19	5,040,919	0.6
	5,955,000		Academy Ltd., Term Loan (2012 refi), 4.750%, 08/03/18	5,985,519	0.7
	5,500,000	(1)	Bass Pro Group, LLC, Term Loan B, 11/20/19	5,512,034	0.6
	20,100,000		BJs Wholesale Club, First Lien Term Loan, 5.750%, 09/25/19	20,378,711	2.3
	4,050,353	(1)	BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/25/20	4,169,332	0.5
	5,939,901		Burlington Coat Factory, Term Loan B (refi), 5.500%, 02/23/17	6,000,363	0.7
	3,620,101		FTD, Inc, Term Loan B, 4.750%, 06/06/18	3,651,687	0.4
	6,600,966		Guitar Center, Inc., Extended Term Loan, 5.620%, 04/10/17	6,353,430	0.7
	5,436,375		Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, 05/15/19	5,490,739	0.6
	4,694,972		Jo-Ann Stores, Inc., Term Loan B, 4.750%, 03/16/18	4,713,165	0.5
	4,600,000		Leslies Poolmart, Inc., Term Loan, 4.870%, 10/15/19	4,623,718	0.5
	1,320,312		Lord & Taylor, Term Loan Facility, 5.750%, 01/09/18	1,333,721	0.1
EUR	661,635		Maxeda DIY Group B.V., Term Loan B1, 2.860%, 06/29/15	516,076	0.1
EUR	898,051		Maxeda DIY Group B.V., Term Loan B2, 2.858%, 08/01/15	700,480	0.1
EUR	661,289		Maxeda DIY Group B.V., Term Loan C1, 3.359%, 06/27/16	515,805	0.1
EUR	897,541		Maxeda DIY Group B.V., Term Loan C2, 3.359%, 08/01/16	700,082	0.1
	5,795,648		Michaels Stores, Inc., Term Loan B-2 (extending), 4.912%, 07/31/16	5,861,887	0.7
	4,963,834		Neiman Marcus Group, Inc, Term Loan, 4.750%, 05/16/18	4,979,336	0.6
	3,871,008		Ollies Holdings, Inc., Term Loan, 6.250%, 09/25/19	3,900,040	0.4
	11,000,000		Party City Holdings Inc, Term Loan B, 5.750%, 07/27/19	11,122,771	1.3
	2,758,065	(1)	Pep Boys, Term Loan B, 5.000%, 10/01/18	2,780,474	0.3
	6,384,000		Savers, Term Loan B, 5.000%, 07/09/19	6,410,602	0.7
	4,079,500		Sleepys Holdings, LLC, Term Loan, 7.250%, 03/19/19	4,094,798	0.5
	2,000,000	(1)	Sportsman’s Warehouse, Inc., Term Loan, 11/15/18	1,990,000	0.2
	4,842,708		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	4,679,600	0.5
	6,722,127		Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	6,657,009	0.8
	1,379,000		Toys “R” Us, Inc., Term Loan B-2, 5.250%, 05/25/18	1,337,630	0.2
EUR	4,557,529		Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	3,656,277	0.4
	3,989,950		Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	4,036,501	0.5
				137,192,706	15.7
			Steel: 1.1%
	9,825,000		FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/16/17	9,863,602	1.1

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Surface Transport: 1.1%
4,715,313		Baker Tanks, Inc., Term Loan, 5.000%, 06/01/18	$4,747,730	0.5
997,087		US Shipping Partners L.P., First Lien Term Loan, 9.200%, 08/07/13	980,137	0.1
4,181,494		Wabash National Corporation, Term Loan, 6.000%, 05/15/19	4,233,762	0.5
			9,961,629	1.1
		Telecommunications: 6.4%
10,240,690		Asurion, LLC, 1st Lien Term Loan, 5.500%, 05/24/18	10,345,022	1.2
4,740,909		Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, 05/24/18	4,789,209	0.5
2,095,541		Asurion, LLC, Second Lien Term Loan, 9.000%, 05/24/19	2,165,392	0.3
4,273,025		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	4,313,085	0.5
2,720,000		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	2,768,451	0.3
2,500,000		Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	2,520,313	0.3
8,300,000		Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	8,332,851	1.0
2,970,000		Neustar, Inc., Term Loan, 5.000%, 11/07/18	2,995,988	0.3
5,182,000	(1)	Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	5,211,149	0.6
6,042,481		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,982,057	0.7
6,287,500		Zayo Group, LLC, Term Loan B, 5.250%, 07/02/19	6,337,605	0.7
			55,761,122	6.4
		Utilities: 5.2%
10,000,000		Calpine Corp, New Term Loan, 4.500%, 10/10/19	10,078,750	1.2
2,316,431		Calpine Corp, Term Loan B-1, 4.500%, 04/02/18	2,336,079	0.3
987,450		Calpine Corp, Term Loan B-2, 4.500%, 04/02/18	995,627	0.1
3,200,500		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, 08/04/16	3,306,517	0.4
2,822,091		Dynegy Power (GasCo), Term Loan, 9.250%, 08/04/16	2,947,908	0.3
6,916,027		Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	5,767,967	0.7
1,899,069		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	1,894,322	0.2
22,080,819		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.743%, 10/10/17	14,377,064	1.6
5,000,000		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.743%, 10/10/14	3,439,065	0.4
			45,143,299	5.2
		Total Senior Loans
		(Cost $1,224,064,860)	1,220,478,539	139.6

OTHER CORPORATE DEBT: 0.0%
		Surface Transport: 0.0%
297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, 08/07/13	105,664	0.0

		Total Other Corporate Debt
		(Cost $309,381)	105,664	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.6%
100	@, R, X, (4)	Allied Digital Technology Corp.(Residual Interest in Bankruptcy Estate)	$—	0.0
—	@, X	AR Broadcasting	—	0.0
154	@, X	AR Broadcasting (Warrants)	—	0.0
888,534	@, R, X	Ascend Media (Residual Interest)	—	0.0
719	@, X	Block Vision	—	0.0
1,836	@, X	Caribe Media Inc.	—	0.0
3	@, R, X, (2)	Cedar Chemical (Residual Interest)	—	0.0
117,133	@	Cumulus Media, Inc. (Class A Common Shares)	268,235	0.0
1	@, R, X, (2)	Enterprise Profit Solutions (Liquidation Interest)	—	0.0
50	@, R, X	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—	0.0
10	@, X	Faith Media Holdings, Inc. (Residual Interest)	194,008	0.0
92,471	@	Glodyne Technoserve, Ltd.	42,916	0.0
2,576	@, R, X, (2)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—	0.0

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
498,762	@, X	GTS Corp.	$—	0.0
31,238	@	Hawaiian Telcom	560,722	0.1
25	@, R, X, (2)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	25	0.0
291	@, R, X	Lincoln Paper + Tissue, LLC	—	0.0
5,933,579	@, R, X, (2)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
311	@	LyondellBasell Industries N.V. Class A	15,466	0.0
9,788	@	Mega Brands	106,450	0.0
351,820	@	Metro-Goldwyn-Mayer, Inc.	12,782,782	1.5
106,702	@, X	Northeast Biofuels (Residual Interest)	—	0.0
57,804	@, R, X	Safelite Realty Corporation	273,413	0.0
32,592	@, R	SuperMedia, Inc.	70,399	0.0
19,404	@, X, (2)	U.S. Shipping Partners, L.P.	—	0.0
275,292	@, X, (2)	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
1	@, R, X, (2)	US Office Products Company (Residual Interest in Bankruptcy Estate)	—	0.0

		Total Equities and Other Assets
		(Cost $10,038,981)	14,314,416	1.6

		Total Investments (Cost $1,234,413,222)	$1,234,898,619	141.2
		Liabilities in Excess of Other Assets	(360,275,323)	(41.2)
		Net Assets	$874,623,296	100.0

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	R	Restricted Security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.
	^	This Senior Loan Interest is non-income producing.
	(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Loan is on non-accrual basis.
	(4)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
	EUR	EU Euro
	SEK	Swedish Krona

		Cost for federal income tax purposes is $1,234,994,598.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$21,904,068
		Gross Unrealized Depreciation	(22,000,047)
		Net Unrealized Depreciation	$(95,979)

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Equities and Other Assets	$1,021,272	$12,825,698	$467,446	$14,314,416
Other Corporate Debt	—	105,664	—	105,664
Senior Loans	—	1,220,478,539	—	1,220,478,539
Total Investments, at fair value	$1,021,272	$1,233,409,901	$467,446	$1,234,898,619
Other Financial Instruments+
Unfunded commitments	—	2,062	—	2,062
Total Assets	$1,021,272	$1,233,411,963	$467,446	$1,234,900,681
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(228,971)	$—	$(228,971)
Total Liabilities	$—	$(228,971)	$—	$(228,971)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended November 30, 2012.

At November 30, 2012, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Swedish Krona	18,819,000	Sell	01/17/13	$19,785,490	$20,014,461	$(228,971)
							$(228,971)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013